Supplementary Information to the Statements of Comprehensive Profit or Loss (Schedule of Financial Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income:
Interest income	$ 11	$ 297	$ 434
Revaluation of liabilities in respect of the purchase of shares	0	433	0
Exchange differences, net	0	113	122
Financial income	11	843	556
Financial expense:
Interest in respect of IIA grants	903	832	925
Revaluation of liabilities in respect of IFRS16	120	144	140
Finance expenses in respect of deferred Revenues	143	247	161
Revaluation of liabilities in respect of the purchase of shares	590	0	1,690
Exchange differences, net	511	0	0
Other	47	56	67
Financial expense	2,314	1,279	2,983
Financial expenses, net	$ (2,303)	$ (436)	$ (2,427)